Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, liquidation preference value	$ 5,250	$ 0	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	170,000,000	170,000,000	170,000,000
Common stock, shares issued	145,638,459	145,638,459	78,074,023
Common stock, shares outstanding	145,638,459	145,638,459	78,074,023
Series D Convertible Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	1,000,000	1,000,000